As filed with the U.S. Securities and Exchange Commission on October 27, 2023
Registration No. 333-265436

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-4834
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 3 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 155 [X]
John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Exact Name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(Name of Depositor)
200 Berkeley Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

MICHAEL A. RAMIREZ
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
200 BERKELEY ST.
BOSTON, MA 02116
(Name and complete address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of this amendment.
It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 30, 2023, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ______ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.
If appropriate check the following box
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

The prospectus for the policy dated May  1, 2023, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 1, File No. 333-265436, filed with the Commission on April 21, 2023.

SAI

The Statement of Additional Information (“SAI”) for the policy dated May  1, 2023, as supplemented, is incorporated by reference to Post-Effective Amendment No. 1, File No. 333-265436, filed with the Commission on April 21, 2023.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Separate Account A

Supplement Dated October 30, 2023

Availability of Defined Benefit Chronic Illness Rider

This Supplement is to inform you that the Defined Benefit Chronic Illness Rider will be available for new policies issued on or after October 30, 2023, subject to availability. It is intended for distribution with prospectuses dated May 1, 2023, as supplemented, for variable universal life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) (each a “Prospectus”). You should read this Supplement together with the Prospectus for your policy and retain both for future reference. This information is new disclosure to your Prospectus, and except as modified by the supplement, all other terms and disclosure of the Prospectus remain in effect and unchanged. The affected Prospectuses are for the following policies:

Accumulation Variable Universal Life 2021	Accumulation Variable Universal Life 2021
Core
Majestic Accumulation Variable Universal
Life 2021

The list in the OVERVIEW OF THE POLICY - Policy Features—Supplementary benefit riders” is amended to add:

•	Defined Benefit Chronic Illness Rider

The prospectus disclosure under More About Certain Optional Benefits is amended to add the following:

•

Defined Benefit Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy.

The maximum amount that may be accelerated under this rider will be selected at issue by the policyholder as a percentage of the policy’s death benefit at the time of initial claim, and may not exceed $5,000,000. Once the maximum amount that may be accelerated is selected, the Monthly Acceleration Percentage will also be selected at issue as either 1%, 2%, or 4% of the chosen maximum amount. Once the insured person qualifies for benefits and initiates accelerations, monthly payments will continue until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. Each acceleration under the rider reduces the remaining death benefit under the policy and causes a proportionate reduction in the policy value. Payments under this rider are restricted to the IRS per diem limit under IRC Section 7702B. If the monthly payment amount would be greater than one twelfth of the annualized IRS per diem limit in a given calendar year, then the accelerated benefit amount will be reduced accordingly.

Example: Assume that your policy has a death benefit of $100,000 and you have elected to accelerate 50% as the maximum amount and a monthly percentage of 2%. The rider’s monthly benefit amount is $100,000 x 50% x 2% =

$1,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $1,000 = $24,000, then the amount of any death benefit we pay will be reduced by $24,000 and the death benefit paid would be $76,000.If you have a policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $1,000, then the indebtedness will be reduced by $100 = $10,000 x ($1,000/$100,000) and the net payment would be the remaining $900.

At the time of first acceleration, the policyholder may elect to receive an annualized benefit payment once per year instead of monthly payments. The amount of such annualized benefit payment will be equal to 12 times the monthly benefit payment that would otherwise be payable, less an actuarially-determined amount to compensate us for our cost (in the form of discounted interest) of making all 12 payments at the beginning of the year. The annualized benefit payment will not exceed the annualized IRS per diem limit for the calendar year. If annualized benefits are elected, payments will continue on an annual basis until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate.

We restrict your policy value’s exposure to market risk when benefits are being paid under this rider. At the time of first acceleration, we will automatically transfer all policy value you have in any variable investment account into our fixed account. Thereafter, so long as you receive payments under this benefit, no transfers of policy value or allocations of premium payments to a variable investment account will be allowed. Additionally, your participation in any of the automatic investment plans will also be suspended during this period.

The table and footnote under FEE TABLE - Periodic Charges Other Than Annual Portfolio Expenses is amended to add the following:

Charge	When Charge is Deducted	Amount Deducted
Defined Benefit Chronic Illness	Monthly
Rider*
Minimum Charge		$0.01 per $1,000 of NAR
Maximum Charge		$31.69 per $1,000 of NAR
Charge for representative		$0.05 per $1,000 of NAR
insured person

*

The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20 year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 31 for a policy issued to cover a 80-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.

The table under OTHER BENEFITS AVAILABLE UNDER THE POLICY – Optional Benefits is amended to add the following:

Name of benefit	Purpose	Brief description of restrictions/limitations
Defined Benefit Chronic Illness Rider	Provides for periodic advance payments to you of a portion of the death benefit if the insured	Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy

person becomes chronically ill as defined in the policy.	value. We restrict your policy value’s exposure to market risk when benefits are paid under this rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. If this rider is exercised, death benefit option 1 must be in effect or, if not already in effect, the death benefit option must be changed to option 1. Advance payments are restricted by the IRS per diem limit under IRC Section 7702B.

The TAXES - Tax Consequences of Electing Certain Supplementary Benefit Riders section is amended to add:

Defined Benefit Chronic Illness Rider. If you have elected the Defined Benefit Chronic Illness Rider, we will treat the monthly charges for the rider as distributions from your life insurance policy for federal income tax purposes. Therefore, such charges may be includible in your taxable income if your policy is a modified endowment contract or if your investment in the contract has been reduced to zero. In addition, the rider’s benefits generally will be excludible from gross income under the Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101(g) of the Code. This rider is intended to meet these standards. However, there are circumstances when the rider benefit payment may be included in gross income. For example, this can happen if more than one payee received payments with respect to the same insured. You should seek additional information from your tax advisor before making a claim under this rider.

The table titled “Material State Variations” is amended to add the following:

Riders	States with Variation	Description of Variations
Defined Benefit Chronic Illness Rider	CA	Not available

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 08/2023

333-254210  333-254211  333-265436

PART C
OTHER INFORMATION
Item 30. Exhibits
The following exhibits are filed as part of this Registration Statement:
(a) Resolution of Board of Directors establishing Separate Account A is incorporated by reference to post-effective amendment number 1, file number 333-157212, filed with the Commission on April 28, 2010.
(b) Not applicable.
(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.
(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April 26, 2011.
(b) List of third party broker-dealer firms, incorporated by reference to Post-Effective Amendment No. 1, File No. 333-265436, filed with the Commission on April 21, 2023.
(d)(1) Form of Specimen Flexible Premium Variable Life Insurance policy, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(2) Specimen Disability Payment of Specified Premium Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(3) Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(4) Specimen Cash Value Enhancement Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(5) Specimen Overloan Protection Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(6) Specimen Accelerated Benefit Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(7) Specimen Return of Premium Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(8) Specimen Healthy Engagement Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(9) Specimen Critical Illness Benefit Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(10) Specimen Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(11) Specimen Healthy Engagement Core Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(12) Specimen Accelerated Death Benefit for Chronic Illness Rider, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(13) Specimen Defined Benefit Chronic Illness Rider, incorporated by reference to Form N-6, file number 333-266659, filed with the Commission on December 13, 2022.
(e) Specimen policy application, incorporated by reference to Form N-6, file number 333-265436, filed with the Commission on June 6, 2022.
(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission on April 30, 2007.

(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission on April 30, 2007.
(c) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) dated July 26, 2010, and further amended as of November 20, 2012, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013.
(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission on April 30, 2007.
(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated October 23, 2012, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013.
(g) (1) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Hanover Life Reassurance Company of America, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December 6, 2013.
(2) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Generali USA Life Reassurance Company of America, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December 6, 2013.
(3) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and RGA Reinsurance Company, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December 6, 2013.
(4) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Aurigen Reinsurance Company of America, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on December 15, 2016.
(5) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Hanover Life Reassurance Company of America, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on December 15, 2016.
(6) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and RGA Reinsurance Company, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on December 15, 2016.
(h) (1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.

(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(6) Participation Agreement between Northern Lights Variable Trust and John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to post-effective amendment number 1, file number 333-248502, filed with the Commission on April 23, 2021.
(i) (1) Service agreement between Manulife Financial Corporation and the Manufacturers Life Insurance Company (U.S.A.), dated January 1, 2001, incorporated by reference to post-effective amendment number 6, file number 333-179570, filed with the Commission April 28, 2014.
(j) Not applicable.
(k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.), incorporated by reference to pre-effective amendment number 1, file number 333-265436, filed with the Commission on August 30, 2022.
(l) Not Applicable.
(m) Not Applicable.
(n) Consent of Independent Registered Public Accounting Firm, filed herewith.
(n)(1) Opinion of Counsel as to the eligibility of post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.
(o) Not Applicable.
(p) Not Applicable.
(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to pre-effective amendment no. 1, file number 333-100597, filed December 17, 2002.
(r) Not Applicable.
Powers of Attorney
(i) Powers of Attorney for Emanuel Alves, Paul M. Connolly, Nora Newton Crouch, Thomas Edward Hampton, J. Stephanie Nam, Ken Ross, Rex Schlaybaugh, Jr., Colin Simpson, Brooks Tingle, Simonetta Vendittelli, Shamus Weiland, and Henry H. Wong, incorporated by reference to Post-Effective Amendment No. 1, File No. 333-265436, filed with the Commission on April 21, 2023.
(ii) Power of Attorney for Simonetta Vendittelli, incorporated by reference to Post-Effective Amendment No. 2, File No. 333-265436, filed with the Commission on August 31, 2023.

Item 31. Directors and Officers of the Depositor
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.):
Name and Principal Business Address	Position with Depositor
Brooks Tingle 200 Berkeley Street Boston, MA 02116	Chair, Director, President & Chief Executive Officer
Nora Newton Crouch 804 Pepper Avenue Richmond, VA 23226	Director
Thomas Edward Hampton 5207 2nd Street NW Washington, DC 20011	Director
J. Stephanie Nam 129 State Street Portsmouth, NH 03801	Director
Ken Ross 200 Berkeley St. Boston, MA 02116	Director, Vice President
Shamus Weiland 200 Bloor Street E. Toronto, ON M4W 1E5	Director
Henry H. Wong 200 Berkeley Street Boston, MA 02116	Director, Vice President
Executive Vice Presidents
Andrew G. Arnott**	Global Head of Retail, GWAM
Christopher Paul Conkey**	Global Head of Public Markets
Scott S. Hartz**	Chief Investment Officer – U.S. Investments
Senior Vice Presidents
John Addeo**	Global Fixed Income Chief Investment Officer
John C.S. Anderson**	Global Head of Corporate Finance
Kevin J. Cloherty**	Global Compliance Chief
Mike Dallas**	Global Head of Employee Experience
Aimee DeCamillo*	Global Head of Retirement
Peter DeFrancesco*	Head of Digital – Direct to Consumer
Kristie Feinberg*	GWAM Chief Financial Officer
Steven E. Medina**	Global Equity Chief Investment Officer
Joelle Metzman**	GWAM Chief Risk Officer
Sinead O’Connor*	Head of Actuarial Policy
Gerald Peterson**	Global Head of Operations, GWAM
Susan Roberts*	Head of Strategy, Transformation & Continuous Delivery
Keri Rogers**	Head of Operational Risk Management
Ian Roke**	Head of Asset Liability Management
Anthony Teta*	US Head of Inforce Management
Nathan Thooft**	Global MAST Chief Investment Officer
Vice Presidents
Lynda Abend*
Mark Akerson*
Jay Aronowitz**
Kevin Askew**
William Auger*
Jack Barry*
P.J. Beltramini*

Name and Principal Business Address	Position with Depositor
Zahir Bhanji***
Jon Bourgault**
Paul Boyne**
Ian B. Brodie**
Ted Bruntrager*	CCO & Chief Risk Officer
Grant Buchanan***
Ginger Burns**
Jennifer Toone Campanella**
Brendan Campbell*
Yan Rong Cao*
Rick A. Carlson**
Patricia Rosch Carrington**
Alex Catterick****
Ken K. Cha*
Diana Chan***	Head of Treasury Operations
Christopher M. Chapman**
Sheila Chernicki*
Teresa H. Chuang**
Eileen Cloherty*
Catherine Z. Collins*
Thomas D. Crohan**
Susan Curry**
Kenneth Dai***	Treasury
Kenneth D’Amato*
Michelle M. Dauphinais*
Frederick D. Deminico**
Jeffrey Duckworth**
Marc Feliciano**
Carolyn Flanagan**
Lauren Marx Fleming**
Philip J. Fontana**
Laura Foster***
Scott Francolini*
Matthew Gabriel*
Paul Gallagher**
Melissa Gamble**
Scott B. Garfield**
Marco Giacomelli***
Jeffrey N. Given**
Thomas C. Goggins**
Dara Gough*
Howard C. Greene**
Len van Greuning*	US Chief Information Officer
Erik Gustafson**
Neal Halder*
Anne Hammer*
Jeffrey Hammer***
Lindsay L. Hanson*
Richard Harris***	Appointed Actuary
John Hatch*	Chief Operations Officer – US Segment
Justin Helferich***
Michael Hession*
Philip Huvos*
Sesh Iyengar**
Christopher Johnson**
Tasneem Kanji**
Rishi Kapur***	Treasury
Geoffrey Grant Kelley**

Name and Principal Business Address	Position with Depositor
Recep C. Kendircioglu**
Neal P. Kerins*
Heidi Knapp**
Hung Ko***
Robert Krempus***
Diane R. Landers**
Michael Landolfi**
Christopher Link**
Scott Lively**
Jeffrey H. Long**
Jennifer Lundmark*
Edward P. Macdonald**
Patrick MacDonnell**
John B. Maynard**
Shawn McCarthy**
Andrew J. McFetridge**
Jonathan McGee**
Katie L. McKay**
Eric S. Menzer**
Stella Mink**
Scott Morin*
Catherine Murphy*	Deputy Appointed Actuary
Richard Myrus**
Jeffrey H. Nataupsky**
Scott Navin**
Jeffrey Packard**
Pragya Pandit*
Gary M. Pelletier**
David Pemstein**
Antonia Perry**
Charlie Philbrook*
Jason M. Pratt**
Ed Rapp**
Todd Renneker**
Chet Ritchie*
Charles A. Rizzo**
Emily Roland**
Josephine M. Rollka*
Caryn Rothman**
Devon Russell*
Thomas Samoluk**	US General Counsel and US Government Relations
Paul Sanabria**
Emory W. Sanders*
Jeffrey R. Santerre**
Marcia Schow**
Dolores (Dee Dee) Schreitmueller**
Christopher L. Sechler**
Thomas Shea**
Lisa Shepard*
Alex Silva*	CFO - US Insurance
Susan Simi**
Darren Smith**
Jayanthi Srinivasan***
Katherine Sullivan**
Trevor Swanberg**
Robert E. Sykes, Jr.**
Wilfred Talbot*
Gary Tankersley*	Head of US Retirement Distribution

Name and Principal Business Address	Position with Depositor
Michelle Taylor-Jones*
Brian E. Torrisi**
Simonetta Vendittelli*	Chief Financial Officer and Controller
Gina Goldych Walters**
Adam Weigold**
Jonathan T. White**
Jay Wightman**
Bryan Wilhelm*
Karin Wilsey**
Adam Wise**
R. Blake Witherington**
Jeffrey Wolfe**
Thomas Zakian**
Michael Zargaj*
*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.
As of the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2022

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Investment Management Holdings (Canada) Inc. (Canada)
Manulife Investment Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Investment Management (North America) Limited (Canada)
Manulife Investment Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
95%
PT Asuransi Jiwa Manulife Indonesia (*) (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Myanmar Life Insurance Company Limited (Myanmar)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Investment Management (M) Berhad (Malaysia)
Manulife International Holdings Limited (Bermuda)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Life Insurance Company (Japan)
Manulife Investment Management (Japan) Limited (Japan)
Manulife Investment Management International Holdings Limited (Barbados)
Manulife Investment Management (Hong Kong) Limited (Hong Kong)
Manulife TEDA Fund Management Co., Ltd. (China)
Manulife Investment Management (Taiwan) Co., Ltd. (Taiwan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Investment Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Investment Fund Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
John Hancock Variable Trust Advisers LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Manulife Investment Management Timberland and Agriculture Inc (Delaware)
Manulife Investment Management (US) LLC (Delaware)
John Hancock Investment Management LLC (**) (Delaware)
John Hancock Investment Management Distributors LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

(*) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by Manulife Financial Asia Limited
(**) The remaining 0.1% equity of John Hancock Investment Management LLC is indirectly held by The Manufacturers Investment Corporation

The reported jurisdiction represents the jurisdiction of incorporation

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 33. Indemnification
The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.
Name	Title
Rick Carlson**	Vice President, US Taxation
Jeffrey H. Long**	Vice President, Chief Financial Officer and Financial Operations Principal
Gary Tankersley*	Director, President and Chief Executive Officer
Alex Silva*	Director
Christopher Walker***	Director, Vice President, Investments
Tracy Lannigan**	Corporate Secretary
*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

(c) John Hancock Distributors LLC
Compensation received, directly or indirectly, from the Registrant by John Hancock Distributors LLC, the sole principal underwriter of the contracts funded by the Separate Account during the last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0
Item 35. Location of Accounts and Records
The information required by this item is included in the most recent Form N-CEN filed with the SEC by the Separate Account.
Item 36. Management Services
All management services contracts are discussed in Part A or Part B.
Item 37. Fee Representation
Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.
John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the policies issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts, on this 27th day of October, 2023.
John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Registrant)
By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
By: *____________________
Brooks Tingle
Principal Executive Officer
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)
By: *____________________
Brooks Tingle
Principal Executive Officer

/s/Michael A. Ramirez Michael A. Ramirez, as Attorney-In-Fact

*Pursuant to Power of Attorney

Signatures
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated as of the 27th day of October, 2023.
Signatures	Title
* Simonetta Vendittelli	Vice President, Controller, and Chief Financial Officer
* Brooks Tingle	Chair, Director, President and Chief Executive Officer
* Nora N. Crouch	Director
* Thomas Edward Hampton	Director
* J. Stephanie Nam	Director
* Ken Ross	Director
* Shamus Weiland	Director
* Henry H. Wong	Director
/s/Michael A. Ramirez Michael A. Ramirez, as Attorney-In-Fact

*Pursuant to Power of Attorney